Derivative Warrant Liabilities - Additional Information (Details) - $ / shares	5 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Sep. 21, 2020
Class Of Warrant Or Right [Line Items]
Total warrants outstanding		21,118,750
Warrant exercise price	$ 11.50	$ 11.50
Minimum share price required for redemption of warrants	$ 18.00	$ 18.00
Public warrants expiration term	5 years	5 years
Number of trading days in period	10 days	10 days
Percentage of proceeds from share issuances	60.00%	60.00%
Exercise price adjustment percentage	115.00%	115.00%
Redemption trigger price adjustment percentage	180.00%	180.00%
Minimum share price required for redemption of warrants adjustments	$ 10.00	$ 10.00
Ordinary shares per warrant	$ 0.361	$ 0.361
Class A Ordinary Share
Class Of Warrant Or Right [Line Items]
Warrant exercise price			$ 11.50
Number of trading days in period	20 days	20 days
Ordinary shares redemption period	30 days	30 days
Maximum | Business Acquisition
Class Of Warrant Or Right [Line Items]
Business acquisition, share price	$ 9.20	$ 9.20
Public Warrants
Class Of Warrant Or Right [Line Items]
Total warrants outstanding	8,333,333	8,333,333
Number of trading days in period	20 days	20 days
Number of trading days period ending on third business day	30 days	30 days
Public Warrants | Class A Ordinary Share
Class Of Warrant Or Right [Line Items]
Minimum share price required for redemption of warrants	$ 10.00	$ 10.00
Warrants redemption price per share	$ 0.10	$ 0.10
Private Placement Warrants
Class Of Warrant Or Right [Line Items]
Total warrants outstanding	4,666,667	4,666,667
Number of trading days in period	20 days	20 days
Warrants redemption price per share	$ 0.01	$ 0.01
Number of trading days period ending on third business day	30 days	30 days
Private Placement Warrants | Class A Ordinary Share
Class Of Warrant Or Right [Line Items]
Minimum share price required for redemption of warrants	$ 18.00	$ 18.00
Number of trading days in period	20 days	20 days
Number of trading days period ending on third business day	30 days	30 days